Operating expenses - Schedule of Performance-Based Compensation Costs (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
OPERATING EXPENSES (Details) - Schedule of Performance-Based Compensation Costs [Line Items]
Performance-based cash awards	£ 169	£ 144	£ 134
Performance-based compensation expense
OPERATING EXPENSES (Details) - Schedule of Performance-Based Compensation Costs [Line Items]
Awards made	440	458	335
Performance-based compensation expense deferred until later years
OPERATING EXPENSES (Details) - Schedule of Performance-Based Compensation Costs [Line Items]
Awards made	130	148	132
Awards made in respect of the year ended 31 December | Performance-based compensation expense
OPERATING EXPENSES (Details) - Schedule of Performance-Based Compensation Costs [Line Items]
Awards made	316	349	313
Awards made in respect of the year ended 31 December | Performance-based compensation expense deferred until later years
OPERATING EXPENSES (Details) - Schedule of Performance-Based Compensation Costs [Line Items]
Awards made	108	128	110
Awards made in respect of earlier years | Performance-based compensation expense
OPERATING EXPENSES (Details) - Schedule of Performance-Based Compensation Costs [Line Items]
Awards made	124	109	22
Awards made in respect of earlier years | Performance-based compensation expense deferred until later years
OPERATING EXPENSES (Details) - Schedule of Performance-Based Compensation Costs [Line Items]
Awards made	£ 22	£ 20	£ 22